Balance Sheet (Parentheticals)	Dec. 31, 2020 $ / shares shares
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A common stock
Temporary equity, shares subject to possible redemption	11,226,874
Temporary equity, par value (in Dollars per share) | $ / shares	$ 0.0001
Temporary equity, redemption value (in Dollars per share) | $ / shares	10.00
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	1,289,626
Common stock, shares outstanding	1,289,626
Class B common stock
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	10,000,000
Common stock, shares issued	3,018,750
Common stock, shares outstanding	3,018,750